INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Inventories	Inventories consisted of the following:

December 31,	2012	2011
Finished goods	$175.4	$121.9
Work in progress	12.0	6.8
Raw materials and supplies	79.8	57.8

Total inventories	$267.2	$186.5